UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund:    BlackRock Income Trust, Inc. (BKT)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:    Donald C. Burke, Chief Executive Officer, BlackRock Income Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:    (800) 882-0052, Option 4

Date of fiscal year end:    10/31/2008

Date of reporting period:    11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock Income Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in U.S. dollars)
Face
Amount	Asset-Backed Securities++	Value
$5,890,000	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF2 Class M2,
	3.575% due 3/25/2035 (a)	$4,888,700
4,157,296	GSAA Home Equity Trust Series 2005-1 Class AF2, 4.316% due 11/25/2034 (a)	4,053,969
324,667	Overseas Private Investment Corp., 4.09% due 5/29/2012	318,983
909,522	Overseas Private Investment Corp., 4.30% due 5/29/2012 (a)	936,545
683,199	Overseas Private Investment Corp., 4.64% due 5/29/2012	713,034
386 ,245	Overseas Private Investment Corp., 4.68% due 5/29/2012	382,004
2,927,867	Overseas Private Investment Corp., 4.87% due 5/29/2012	3,083,780
349,534	Overseas Private Investment Corp., 5.40% due 5/29/2012 (a)	354,645
13,000,000	Resolution Funding Corp., 9.66% due 4/15/2030 (b)	4,652,778
1,875,000	Securitized Asset Backed Receivables LLC Trust Series 2005-OP2 Class M1, 3.565%
	due 10/25/2035 (a)	1,687,500
528,928	Small Business Administration Participation Certificates
	Series 1996-20E Class 1, 7.60% due 5/01/2016	556,412
717,889	Small Business Administration Participation Certificates
	Series 1996-20F Class 1, 7.55% due 6/01/2016	755,483
518,287	Small Business Administration Participation Certificates
	Series 1996-20G Class 1, 7.70% due 7/01/2016	546,836
833,077	Small Business Administration Participation Certificates
	Series 1996-20H Class 1, 7.25% due 8/01/2016	873,012
1,338,406	Small Business Administration Participation Certificates
	Series 1996-20K Class 1, 6.95% due 11/01/2016	1,401,145
612,040	Small Business Administration Participation Certificates
	Series 1997-20C Class 1, 7.15% due 3/01/2017	642,681
6,378,954	Small Business Administration Series 1, 1% due 4/01/2015	63,790
9,946,419	Sterling Bank Trust Series 2004-2 Class Note, 2.081% due 3/30/2030	248,660
15,749,969	Sterling Coofs Trust Series 1, 2.362% due 4/15/2029	679,217
	Total Asset-Backed Securities (Cost - $27,802,167) - 6.5%	26,839,174
	U.S. Government & Agency Obligations
355,435	Federal Housing Administration, General Motors Acceptance Corp. Projects, Series 56,
	7.43% due 11/01/2022	362,543
49,524	Federal Housing Administration, Merrill Projects, Series 54,
	7.43% due 2/01/2023	50,514
750,425	Federal Housing Administration, Reilly Project, Series 41,
	8.28% due 3/01/2020	765,433
87,382	Federal Housing Administration, USGI Projects, Series 87,
	7.43% due 12/01/2022	89,130
5,411,984	Federal Housing Administration, USGI Projects, Series 99,
	7.43% due 6/01/2021	5,520,224
82,687	Federal Housing Administration, USGI Projects, Series 99,
	7.43% due 10/01/2023	84,341
244,665	Federal Housing Administration, USGI Projects, Series 99,
	7.43% due 10/01/2023	249,559
15,000,000	U.S. Treasury Notes, 4.75% due 5/31/2012	16,245,705
60,000,000	U.S. Treasury STRIPS (g), 5.64% due 11/15/2024 (b)	28,191,180
	Total U.S. Government & Agency Obligations
	(Cost - $46,303,983) - 12.5%	51,558,629
	U.S. Government Agency Mortgage-Backed Securities++
	Fannie Mae Guaranteed Pass-Through Certificates:
70,507,583	5.00% due 6/01/2033 - 3/15/2038 (d)	70,172,582
58,957,740	5.50% due 6/01/2021 - 2/15/2038 (d)	60,004,315
3,125,000	5.97% due 8/01/2016	3,363,183
22,792,648	6.00% due 10/01/2036 - 7/01/2037	23,391,976
39,644,280	6.50% due 5/01/2031 - 3/15/2038 (d)	41,108,314
222	7.50% due 2/01/2022	240
21,981	8.00% due 5/01/2008 - 5/01/2022	22,673

BlackRock Income Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in U.S. dollars)
Face
Amount	U.S. Government Agency Mortgage-Backed Securities++	Value
$3,740	9.50% due 1/01/2019 - 9/01/2019	$4,174
	Freddie Mac Mortgage Participation Certificates:
797,873	4.934% due 10/01/2034 (a)	818,571
8,787,100	5.50% due 12/01/2021 - 3/01/2022	8,994,189
26,434	6.01% due 11/01/2017 (a)	26,673
537,335	6.09% due 1/01/2035 (a)	540,942
100,000	6.50% due 2/15/2038	103,875
11,170	8.00% due 11/01/2015	11,487
118,520	9.00% due 9/01/2020	129,728
	Ginnie Mae MBS Certificates:
35,797	7.00% due 10/15/2017	38,140
400,618	7.50% due 8/15/2021 - 12/15/2023	432,266
193,228	8.00% due 10/15/2022 - 2/15/2029	212,178
15,709	9.00% due 6/15/2018 - 9/15/2021	17,259
	Total U.S. Government Agency Mortgage-Backed Securities
	(Cost - $207,330,018) - 50.6%	209,392,765
	U.S. Government Agency Mortgage-Backed Obligations - Collateralized Mortgage
	Obligations
10,308	Fannie Mae Trust Series 7 Class 2, 8.50% due 4/01/2017	2,224
20,165	Fannie Mae Trust Series 89 Class 2, 8% due 10/01/2018	4,631
6,306	Fannie Mae Trust Series 94 Class 2, 9.50% due 8/01/2021	1,665
42,525	Fannie Mae Trust Series 203 Class 1, 0% due 2/01/2023 (e)	36,398
29,657	Fannie Mae Trust Series 228 Class 1, 0% due 6/01/2023 (e)	25,152
229,620	Fannie Mae Trust Series 273 Class 1, 0% due 8/01/2026 (e)	193,167
4,378,853	Fannie Mae Trust Series 328 Class 1, 0% due 12/01/2032 (e)	3,621,773
3,560,224	Fannie Mae Trust Series 338 Class 1, 0% due 7/01/2033 (e)	2,856,586
40,597	Fannie Mae Trust Series 1990-123 Class M, 1.01% due 10/25/2020	858
24,878,333	Fannie Mae Trust Series 1990-136 Class S, 0.015% due 11/25/2020 (a)	33,590
39,473	Fannie Mae Trust Series 1991-7 Class J, 0% due 2/25/2021 (e)	32,256
46,362	Fannie Mae Trust Series 1991-38 Class F, 8.325% due 4/25/2021 (a)	48,503
37,029	Fannie Mae Trust Series 1991-38 Class N, 1.009% due 4/25/2021	349
46,985	Fannie Mae Trust Series 1991-38 Class SA, 10.186% due 4/25/2021 (a)	48,748
178,974	Fannie Mae Trust Series 1991-46 Class S, 1.403% due 5/25/2021 (a)	6,293
114,152	Fannie Mae Trust Series 1991-87 Class S,18.375% due 8/25/2021 (a)	150,027
236,760	Fannie Mae Trust Series 1991-99 Class L, 0.93% due 8/25/2021	4,810
435,171	Fannie Mae Trust Series 1991-139 Class PT, 0.648% due 10/25/2021	5,609
44,509	Fannie Mae Trust Series 1991-167 Class D, 0% due 10/25/2017 (e)	43,603
2,754	Fannie Mae Trust Series 1993-51 Class E, 0% due 2/25/2023 (e)	2,511
23,964	Fannie Mae Trust Series 1993-70 Class A, 0% due 5/25/2023 (e)	20,234
83,174	Fannie Mae Trust Series 1993-72 Class S, 8.75% due 5/25/2008 (a)	83,393
22,307	Fannie Mae Trust Series 1993-93 Class S, 8.50% due 5/25/2008 (a)	22,414
6,128	Fannie Mae Trust Series 1993-170 Class SC, 9% due 9/25/2008 (a)	6,295
144,419	Fannie Mae Trust Series 1993-196 Class SC, 9.696% due 10/25/2008 (a)	145,808
2,155,289	Fannie Mae Trust Series 1993-199 Class SB, 2.625% due 10/25/2023 (a)	172,333
79,821	Fannie Mae Trust Series 1993-214 Class SH, 10.171% due 12/25/2008 (a)	81,286
866,230	Fannie Mae Trust Series 1993-247 Class SN, 10% due 12/25/2023 (a)	971,105
1,936,320	Fannie Mae Trust Series 1993-249 Class B, 0% due 11/25/2023 (e)	1,751,709
616,133	Fannie Mae Trust Series 1994-33 Class SG, 3.225% due 3/25/2009 (a)	13,590
1,850,915	Fannie Mae Trust Series 1996-68 Class SC, 2.257% due 1/25/2024 (a)	111,252
653,875	Fannie Mae Trust Series 1997-50 Class SI, 1.20% due 4/25/2023 (a)	20,772
13,029,418	Fannie Mae Trust Series 1997-90 Class M, 6% due 1/25/2028	2,508,721
608,927	Fannie Mae Trust Series 1999-W4 Class IO, 6.50% due 12/25/2028	113,118
332,853	Fannie Mae Trust Series 1999-W4 Class PO, 0% due 2/25/2029 (e)	261,881
883,253	Fannie Mae Trust Series 2002-13 Class PR, 0% due 3/25/2032 (e)	753,066
72,201	Fannie Mae Trust Series 2002-62 Class IC, 5.50% due 7/25/2015	486
3,860,218	Fannie Mae Trust Series 2003-9 Class BI, 5.50% due 10/25/2022	414,657
6,964,756	Fannie Mae Trust Series 2003-32 Class VT, 6% due 9/25/2015	7,216,743

BlackRock Income Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in U.S. dollars)
Face	U.S. Government Agency Mortgage-Backed Obligations - Collateralized Mortgage
Amount	Obligations	Value
$2,637,939	Fannie Mae Trust Series 2003-51 Class IE, 5.50% due 4/25/2026	$38,482
5,079,645	Fannie Mae Trust Series 2003-55 Class GI, 5% due 7/25/2019	363,655
5,572,720	Fannie Mae Trust Series 2003-66 Class CI, 5% due 7/25/2033	1,119,318
3,652,438	Fannie Mae Trust Series 2003-88 Class TI, 4.50% due 11/25/2013	81,391
3,740,625	Fannie Mae Trust Series 2003-122 Class IC, 5% due 9/25/2018	291,630
12,264,000	Fannie Mae Trust Series 2003-135 Class PB, 6% due 1/25/2034	12,904,871
3,268,966	Fannie Mae Trust Series 2004-13 Class IG, 5% due 10/25/2022	66,121
3,650,779	Fannie Mae Trust Series 2004-28 Class PB, 6% due 8/25/2028	3,696,295
2,099,724	Fannie Mae Trust Series 2004-29 Class HC, 7.50% due 7/25/2030	2,276,987
2,426,222	Fannie Mae Trust Series 2004-31 Class ZG, 7.50% due 5/25/2034	2,920,107
28,947,168	Fannie Mae Trust Series 2004-90 Class JH, 1.828% due 11/25/2034 (a)	2,360,555
837,047	Fannie Mae Trust Series 2005-43 Class IC, 6% due 3/25/2034	184,729
12,194,882	Fannie Mae Trust Series 2005-55 Class SB, 1.278% due 7/25/2035 (a)	774,542
2,492,932	Fannie Mae Trust Series 2005-68 Class PC, 5.50% due 7/25/2035	2,583,437
5,661,899	Fannie Mae Trust Series 2005-73 Class DS, 9.399% due 8/25/2035 (a)	6,029,572
13,131,321	Fannie Mae Trust Series 2005-73 Class ST, 1.258% due 8/25/2035 (a)	757,239
1,221,014	Fannie Mae Trust Series 2006-2 Class KP, 0% due 2/25/2035 (a)(e)	1,169,436
48,889,084	Fannie Mae Trust Series 2006-36 Class SP, 1.828% due 5/25/2036 (a)	4,201,508
1,452,034	Fannie Mae Trust Series 2006-38 Class Z, 5% due 5/25/2036	1,417,309
28,510,808	Fannie Mae Trust Series 2006-95 Class ST, 1.735% due 10/25/2036 (a)	1,930,125
35,687,567	Fannie Mae Trust Series 2006-101 Class SA, 3.204% due 10/25/2036 (a)	2,302,519
317	Fannie Mae Trust Series G-7 Class S, 520.68% due 3/25/2021 (a)	5,465
998,074	Fannie Mae Trust Series G-10 Class S, 0.575% due 5/25/2021 (a)	16,281
839,011	Fannie Mae Trust Series G-12 Class S, 0.608% due 5/25/2021 (a)	14,737
535,884	Fannie Mae Trust Series G-17 Class S, 0.58% due 6/25/2021 (a)	8,885
662,640	Fannie Mae Trust Series G-33 Class PV, 1.078% due 10/25/2021	14,963
200	Fannie Mae Trust Series G-49 Class S, 706.55% due 12/25/2021 (a)	3,342
431,580	Fannie Mae Trust Series G-50 Class G, 1.159% due 12/25/2021	6,467
193,378	Fannie Mae Trust Series G92-5 Class H, 9% due 1/25/2022	46,348
508,081	Fannie Mae Trust Series G92-12 Class C, 1.017% due 2/25/2022	10,349
3,621,540	Fannie Mae Trust Series G92-59 Class S, 5.023% due 10/25/2022 (a)	567,901
554,140	Fannie Mae Trust Series G92-60 Class SB, 1.60% due 10/25/2022 (a)	24,699
295,995	Fannie Mae Trust Series G93-2 Class KB, 0% due 1/25/2023 (e)	266,800
178,825	Freddie Mac Multiclass Certificates Series 19 Class F,
	8.50% due 3/15/2020	190,401
17,110	Freddie Mac Multiclass Certificates Series 19 Class R,
	9.757% due 3/15/2020	2,852
715,410	Freddie Mac Multiclass Certificates Series 40 Class K, 6.50%
	due 8/17/2024	756,005
1,422,948	Freddie Mac Multiclass Certificates Series 60 Class HS,
	1.125% due 4/25/2024 (a)	11,162
4	Freddie Mac Multiclass Certificates Series 75 Class R, 9.50% due 1/15/2021	4
4	Freddie Mac Multiclass Certificates Series 75 Class RS,
	18.058% due 1/15/2021	4
22,285	Freddie Mac Multiclass Certificates Series 173 Class R,
	9% due 11/15/2021	22
22	Freddie Mac Multiclass Certificates Series 173 Class RS,
	9.112% due 11/15/2021	23
48,890	Freddie Mac Multiclass Certificates Series 176 Class M,
	1.01% due 7/15/2021	76
5,298	Freddie Mac Multiclass Certificates Series 192 Class U,
	1.009% due 2/15/2022 (a)	9
2,170	Freddie Mac Multiclass Certificates Series 200 Class R,
	98.523% due 12/15/2022	27

BlackRock Income Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in U.S. dollars)
Face	U.S. Government Agency Mortgage-Backed Obligations - Collateralized Mortgage
Amount	Obligations	Value
$1,672,940	Freddie Mac Multiclass Certificates Series 204 Class IO,
	6% due 5/01/2029	$310,641
14,043,550	Freddie Mac Multiclass Certificates Series 1043 Class H,
	0.022% due 2/15/2021 (a)	17,175
150,990	Freddie Mac Multiclass Certificates Series 1054 Class I,
	0.435% due 3/15/2021 (a)	179
115,800	Freddie Mac Multiclass Certificates Series 1056 Class KD,
	1.085% due 3/15/2021	117
156,320	Freddie Mac Multiclass Certificates Series 1057 Class J,
	1.008% due 3/15/2021	173
433,730	Freddie Mac Multiclass Certificates Series 1148 Class E,
	0.593% due 10/15/2021 (a)	575
30,654	Freddie Mac Multiclass Certificates Series 1160 Class F,
	26.897% due 10/15/2021 (a)	30,842
78,192	Freddie Mac Multiclass Certificates Series 1179 Class O,
	1.009% due 11/15/2021	89
145,089	Freddie Mac Multiclass Certificates Series 1418 Class M,
	0% due 11/15/2022 (e)	127,659
576,777	Freddie Mac Multiclass Certificates Series 1571 Class G,
	0% due 8/15/2023 (e)	496,383
1,105,348	Freddie Mac Multiclass Certificates Series 1598 Class J,
	6.50% due 10/15/2008	1,103,826
68,426	Freddie Mac Multiclass Certificates Series 1616 Class SB,
	8.50% due 11/15/2008 (a)	68,918
63,285	Freddie Mac Multiclass Certificates Series 1688 Class S,
	11.023% due 12/15/2013 (a)	63,282
1,967,767	Freddie Mac Multiclass Certificates Series 1691 Class B,
	0% due 3/15/2024 (e)	1,575,771
143,883	Freddie Mac Multiclass Certificates Series 1706 Class IA,
	7% due 10/15/2023	3,897
55,439	Freddie Mac Multiclass Certificates Series 1720 Class PK,
	7.50% due 1/15/2024	2,307
173,300	Freddie Mac Multiclass Certificates Series 1739 Class B,
	0% due 2/15/2024 (e)	161,987
2,556,043	Freddie Mac Multiclass Certificates Series 1914 Class PC,
	0.75% due 12/15/2011	19,545
298,177	Freddie Mac Multiclass Certificates Series 1961 Class H,
	6.50% due 5/15/2012	304,030
9,636,949	Freddie Mac Multiclass Certificates Series 2218 Class Z,
	8.50% due 3/15/2030	10,593,420
691,902	Freddie Mac Multiclass Certificates Series 2296 Class SA,
	2.139% due 3/15/2016 (a)	43,352
4,631,362	Freddie Mac Multiclass Certificates Series 2369 Class SU,
	3.248% due 10/15/2031 (a)	391,153
12,489,711	Freddie Mac Multiclass Certificates Series 2431 Class Z,
	6.50% due 6/15/2032	13,211,539
323,987	Freddie Mac Multiclass Certificates Series 2444 Class ST,
	2.359% due 9/15/2029 (a)	10,621
1,367,540	Freddie Mac Multiclass Certificates Series 2542 Class MX,
	5.50% due 5/15/2022	162,990
10,200,000	Freddie Mac Multiclass Certificates Series 2542 Class UC,
	6% due 12/15/2022	11,037,719
2,482,073	Freddie Mac Multiclass Certificates Series 2545 Class NI,
	5.50% due 3/15/2022	222,383
475,772	Freddie Mac Multiclass Certificates Series 2559 Class IO,
	5% due 8/15/2030 (a)	1,039

BlackRock Income Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in U.S. dollars)
Face	U.S. Government Agency Mortgage-Backed Obligations - Collateralized Mortgage
Amount	Obligations	Value
$3,907,097	Freddie Mac Multiclass Certificates Series 2561 Class EW,
	5% due 9/15/2016	$280,953
2,475,000	Freddie Mac Multiclass Certificates Series 2562 Class PG,
	5% due 1/15/2018	2,533,302
928,064	Freddie Mac Multiclass Certificates Series 2564 Class NC,
	5% due 2/15/2033	888,704
10,295,542	Freddie Mac Multiclass Certificates Series 2611 Class QI,
	5.50% due 9/15/2032	1,842,522
4,137,021	Freddie Mac Multiclass Certificates Series 2630 Class PI,
	5% due 8/15/2028	320,415
550,992	Freddie Mac Multiclass Certificates Series 2633 Class PI,
	4.50% due 3/15/2012	1,107
16,306,682	Freddie Mac Multiclass Certificates Series 2647 Class IV,
	1.959% due 7/15/2033 (a)	1,766,769
3,053,024	Freddie Mac Multiclass Certificates Series 2653 Class MI,
	5% due 4/15/2026	243,608
3,279,485	Freddie Mac Multiclass Certificates Series 2658 Class PI,
	4.50% due 6/15/2013	57,245
2,738,899	Freddie Mac Multiclass Certificates Series 2672 Class TQ,
	5% due 3/15/2023	52,927
3,633,340	Freddie Mac Multiclass Certificates Series 2687 Class IL,
	5% due 9/15/2018	272,740
68,124	Freddie Mac Multiclass Certificates Series 2687 Class IQ,
	5.50% due 9/15/2022	34
2,768,049	Freddie Mac Multiclass Certificates Series 2693 Class IB,
	4.50% due 6/15/2013	46,440
2,310,048	Freddie Mac Multiclass Certificates Series 2694 Class LI,
	4.50% due 7/15/2019	147,392
2,050,000	Freddie Mac Multiclass Certificates Series 2750 Class TC,
	5.25% due 2/15/2034	2,102,696
11,340,216	Freddie Mac Multiclass Certificates Series 2758 Class KV,
	5.50% due 5/15/2023	11,754,896
1,572,756	Freddie Mac Multiclass Certificates Series 2765 Class UA,
	4% due 3/15/2011	1,601,390
4,358,648	Freddie Mac Multiclass Certificates Series 2769 Class SQ,
	5.368% due 2/15/2034 (a)	3,610,317
4,354,363	Freddie Mac Multiclass Certificates Series 2773 Class OX,
	5% due 2/15/2018	377,971
16,220,967	Freddie Mac Multiclass Certificates Series 2780 Class SM,
	1.348% due 4/15/2034 (a)	543,055
3,166,742	Freddie Mac Multiclass Certificates Series 2806 Class VC,
	6% due 12/15/2019	3,314,349
6,727,272	Freddie Mac Multiclass Certificates Series 2825 Class NI,
	5.50% due 3/15/2030	1,131,699
10,470,393	Freddie Mac Multiclass Certificates Series 2827 Class SR,
	1.348% due 1/15/2022 (a)	526,371
2,100,801	Freddie Mac Multiclass Certificates Series 2840 Class SK,
	8.722% due 8/15/2034 (a)	1,889,517
638,638	Freddie Mac Multiclass Certificates Series 2861 Class AX,
	6.118% due 9/15/2034 (a)	639,752
17,570,311	Freddie Mac Multiclass Certificates Series 2865 Class SR,
	1.908% due 10/15/2033 (a)	1,614,242
11,899,249	Freddie Mac Multiclass Certificates Series 2865 Class SV,
	2.753% due 10/15/2033 (a)	1,525,440
2,424,046	Freddie Mac Multiclass Certificates Series 2927 Class BZ,
	5.50% due 2/15/2035	2,367,634

BlackRock Income Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)
	Face

		U.S. Government Agency Mortgage-Backed Obligations - Collateralized Mortgage
	Amount

		Obligations	Value
	$2,310,489

		Freddie Mac Multiclass Certificates Series 2933 Class SL,

		2.914% due 2/15/2035 (a)	$138,320
	1,640,358

		Freddie Mac Multiclass Certificates Series 2949 Class IO,

		5.50% due 3/15/2035	209,554
	31,876,042

		Freddie Mac Multiclass Certificates Series 2990 Class WR,

		1.929% due 6/15/2035 (a)	2,169,563
	3,837,658

		Freddie Mac Multiclass Certificates Series 3061 Class BD,

		7.50% due 11/15/2035	4,000,461
	90,051,784

		Freddie Mac Multiclass Certificates Series 3122 Class IS,

		2.048% due 3/15/2036 (a)	5,664,780
	2,309,645

		Freddie Mac Multiclass Certificates Series 3167 Class SX,

		7.335% due 6/15/2036 (a)	2,369,449
	88,190,307

		Freddie Mac Multiclass Certificates Series 3225 Class EY,

		1.638% due 10/15/2036 (a)	5,209,481
	3,477,632

		Freddie Mac Multiclass Certificates Series 3299 Class TI,

		5% due 4/15/2037	759,530
	223,549

		Freddie Mac Multiclass Certificates Series T-8 Class A10,

		0% due 11/15/2028 (e)	193,607
	3,955,341

		Freddie Mac Multiclass Certificates Series T-11 Class A9,

		4.284% due 1/25/2028 (a)	3,557,575
	990,125

		Ginnie Mae Trust Series 1996-5 Class Z, 7% due 5/16/2026	1,062,862
	1,671,585

		Ginnie Mae Trust Series 2001-33 Class PB, 6.50% due 7/20/2031	1,750,425
	1,869,597

		Ginnie Mae Trust Series 2003-58 Class IT, 5.50% due 7/20/2033	189,489
	15,687,734

		Ginnie Mae Trust Series 2003-89 Class SA, 0.84% due 10/16/2033	916,256
	1,571,633

		Ginnie Mae Trust Series 2004-39 Class ID, 5% due 5/20/2033	432,134
	732,553

		Ginnie Mae Trust Series 2004-75 Class IJ, 5.50% due 7/20/2025	96
	3,942,654

		Ginnie Mae Trust Series 2004-89 Class PE, 6% due 10/20/2034	4,141,195
	16,339,398

		Ginnie Mae Trust Series 2005-18 Class SL, 1.203% due 2/20/2035	1,173,978
	19,295,113

		Ginnie Mae Trust Series 2005-47 Class SP, 0.853% due 8/20/2032 (a)	1,103,003

		Total U.S. Government Agency Mortgage-Backed Obligations - Collateralized

		Mortgage Obligations (Cost - $185,439,078) - 45.3%	187,661,123
		Non-U.S. Government Agency Mortgage-Backed Securities++
Collateralized	1,062,044	ABN AMRO Mortgage Corp. Series 2003-4 Class A2, 5.50% due 3/25/2033	19,917
Mortgage	110,509,505	Banc of America Funding Corp. Series 2007-2 Class 1A19,
Obligations - 22.5%		2.02% due 3/25/2037 (a)(b)	954,360
	36,767,676	Banc of America Funding Corp. Series 2007-5 Class 4A3,
		3.415% due 7/25/2037 (a)	1,519,527
	226,363,329	Banc of America Mortgage Securities Inc. Series 2003-3 Class 1AIO,
		0.286% due 5/25/2018 (a)	1,234,654
	67,113	Banc of America Mortgage Securities Series 2003-6 Class 2A1,
		5.315% due 8/25/2018 (a)	67,116
	323,516	Collateralized Mortgage Obligation Trust Series 40 Class R,
		0.58% due 4/01/2018	324
	52,019	Collateralized Mortgage Obligation Trust Series 42 Class R,
		6% due 10/01/2014	3,376
	4,067,984	Countrywide Alternative Loan Trust Series 2005-28CB Class 1A5,
		5.51% due 8/25/2035	4,054,185
	5,025,117	Countrywide Alternative Loan Trust Series 2005-56 Class 1A1,
		3.865% due 11/25/2035 (a)	4,684,676
	4,513,042	Countrywide Alternative Loan Trust Series 2005-72 Class A2,
		3.495% due 1/25/2036 (a)	4,136,634
	140,534,234	Countrywide Alternative Loan Trust Series 2005-79C Class A2,
		1.57% due 1/25/2036 (a)(b)	2,318,309
	4,050,651	Countrywide Alternative Loan Trust Series 2007-0A9 Class A1,
		3.425% due 6/25/2047 (a)	3,713,544
	5,244,173	Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-26
		Class PO, 0% due 8/25/2033 (e)	3,683,837

BlackRock Income Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in U.S. dollars)
Face
Amount	Non-U.S. Government Agency Mortgage-Backed Securities++	Value
$1,034,936	Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-J4
	Class PO, 0% due 6/25/2033 (e)	$651,138
1,389,047	Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-J5
	Class PO, 0% due 7/25/2033 (e)	903,811
1,139,452	Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-J8
	Class PO, 0% due 9/25/2023 (e)	673,945
22,376	Drexel Burnham Lambert CMO Trust Series K Class 1,
	0% due 9/23/2017 (e)	21,869
239,899	Drexel Burnham Lambert CMO Trust Series V Class 1,
	0% due 9/01/2018 (e)	227,801
76,726	First Boston Mortgage Securities Corp. Series C Class I-O,
	10.965% due 4/25/2017	21,372
71,363,600	First Horizon Alternative Mortgage Securities Series 2005-FA7 Class 1A7,
	1.49% due 10/25/2035 (a)(b)	1,579,319
177,361,759	First Horizon Alternative Mortgage Securities Series 2005-FA9 Class A2,
	1.42% due 12/25/2035 (a)(b)	2,506,530
41,540,320	First Horizon Alternative Mortgage Securities Series 2006-FA2 Class 1A4, 0.628% due
	5/25/2036 (a)	273,086
7,557,092	GSMPS Mortgage Loan Trust Series 1998-5 Class IO,
	0.97% due 6/19/2027 (a)	151,142
5,142,623	Harborview Mortgage Loan Trust Series 2006-4 Class 2A1A,
	3.316% due 5/19/2047 (a)	4,678,730
152,322,402	Indymac Index Mortgage Loan Trust Series 2006-AR33 Class 4AX,
	0.165% due 1/25/2037	629,823
6,341,967	JPMorgan Mortgage Trust Series 2005-S1 Class 2A1, 8% due 1/25/2035	6,557,410
1,779,409	JPMorgan Mortgage Trust Series 2006-A7 Class 2A2,
	5.829% due 1/25/2037 (a)	1,806,205
109,223	Kidder Peabody Acceptance Corp Series 1993-1 Class A6,
	10.799% due 8/25/2023 (a)	109,570
56,119	Kidder Peabody Mortgage Assets Trust Series B Class A2,
	9.50% due 4/22/2018	12,449
4,868,374	Luminent Mortgage Trust Series 2006-A1 Class 2A1,
	3.305% due 12/25/2036 (a)	4,588,360
24,219,973	MASTR Adjustable Rate Mortgages Trust Series 2004-3 Class 3AX,
	0.977% due 4/25/2034 (c)	273,628
1,486,527	MASTR Alternative Loans Trust Series 2003-7 Class 4A3,
	8% due 11/25/2018	1,575,034
1,298,230	MASTR Alternative Loans Trust Series 2003-9 Class 15X2,
	6% due 1/25/2019	218,231
314,407	MASTR Asset Securitization Trust Series 2004-3 Class 4A15,
	0% due 3/25/2034 (e)	184,399
1,583,121	Morgan Stanley Mortgage Loan Trust Series 2004-3 Class 1AX,
	5% due 5/25/2019	230,850
12,745	Painewebber CMO Trust Series 88M, 13.80% due 9/01/2018	0
141,757,759	Residential Accredit Loans, Inc. Series 2005-QS16 Class A2,
	1.42% due 11/25/2035 (a)(b)	1,718,756
3,099,922	Residential Accredit Loans, Inc. Series 2006-Q03 Class A1,
	3.345% due 4/25/2046 (a)	2,903,741
3,310,265	Residential Accredit Loans, Inc. Series 2006-Q04 Class 2A2,
	3.375% due 4/25/2046 (a)	2,959,031
983,484	Residential Asset Securitization Trust Series 2005-A15 Class 1A8,
	0% due 2/25/2036 (e)	465,738
9,719,486	Residential Funding Securities LLC Series 2003-RM2 Class AI5,
	8.50% due 5/25/2033	10,440,007
64,290,851	Sequoia Mortgage Trust Series 2005-2 Class XA, 0.998% due 3/20/2035 (a)	1,066,585
2,338,949	Structured Adjustable Rate Mortgage Loan Trust Series 2004-11 Class A, 6.875% due
	8/25/2034 (a)	2,349,214

BlackRock Income Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)
	Face
	Amount	Non-U.S. Government Agency Mortgage-Backed Securities++	Value
	$5,226,465	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 Class 7AX, 5.50% due
		9/25/2035 (a)	$551,098
	4,066,759	Structured Adjustable Rate Mortgage Loan Trust Series 2005-20 Class 3AX, 5.50% due
		10/25/2035	585,221
	13,754,260	Structured Adjustable Rate Mortgage Loan Trust Series 2006-2 Class 4AX, 5.50% due
		3/25/2036 (a)	1,655,463
	43,291,646	Structured Adjustable Rate Mortgage Loan Trust Series 2006-7 Class 3AS, 2.374% due
		8/25/2036 (a)	3,330,859
	11,654	Structured Mortgage Asset Residential Trust Series 1993-3C Class CX,
		0% due 4/25/2024 (e)	10,443
	11,889	Summit Mortgage Trust Series 2000-1 Class B1, 6.65% due 12/28/2012 (a)	11,889
	83,789,289	Vendee Mortgage Trust Series 1999-2 Class 1IO, 0.052% due 5/15/2029 (a)	209,473
	3,000,000	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Class
		A3, 4.585% due 4/25/2035 (a)	3,009,241
	942,631	Washington Mutual Alternative Mortgage Pass-Through Certificates
		Series 2005-9 Class CP, 0% due 11/25/2035 (e)	594,725
	7,769,102	Washington Mutual Mortgage Pass-Through Series 2007-1 Class 1A3, 3.505% due
		2/25/2037 (a)	7,155,826
			93,282,471
Commercial	5,611,248	CS First Boston Mortgage Securities Corp. Series 1997-C1 Class AX, 1.672% due
Mortgage-Backed		6/20/2029(a)	301,398
Securities - 1.7%	17,715,304	Commercial Mortgage Acceptance Corp. Series 1997-ML1 Class IO, 0.705% due
		12/15/2030	435,779
	2,420,000	Credit Suisse Mortgage Capital Certificates Series 2007-C2 Class A3, 5.542% due
		1/15/2049 (a)	2,396,194
	3,500,000	First Union-Lehman Brothers Commercial Mortgage Series 1997-C2 Class D, 7.12%
		due 11/18/2029	3,773,112
	77,131	Morgan Stanley Capital I Series 1997-HF1 Class X, 3.438% due 7/15/2029 (a)	4
			6,906,487
		Total Non-U.S. Government Agency Mortgage-Backed Securities (Cost -
		$100,820,564) - 24.2%	100,188,958
		Corporate Bonds
Diversified Financial	2,240,806	Structured Asset Repackaged Trust, 5.806% due 1/21/2010	2,218,398
Services - 0.5%
		Total Corporate Bonds (Cost - $2,240,456) - 0.5%	2,218,398
		Short-Term Securities
Government Agency	3,000,000	Federal Home Loan Bank, 1.35% due 2/01/2008	3,000,000
Tri Party Repurchase	21,187,306	Lehman Brothers Inc., purchased on 1/30/2008 to yield 2% to 1/31/2008	21,187,306
		Total Short-Term Securities (Cost - $24,187,306) - 5.8%	24,187,306
Number of
Contracts+		Options Purchased
Call Options	32	Receive (pay) a variable return based on the change in the since inception of the MSCI
Purchased		Daily Total Return Net Emerging Market India Index and pay a floating rate based on 3-
		month USD LIBOR, expiring May 2012 at USD 5.725 (f)	2,067,432
	7	Receive a fixed rate of 5.39% and pay a floating rate based on 3-month LIBOR, expiring
		March 2012, Broker Lehman Brothers Special Financing (f)	433,394
	12	Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, expiring
		May 2012, Broker Bank of America NA (f)	737,056
	32	Receive a fixed rate of 5.495% and pay a floating rate based on 3-month LIBOR,
		expiring May 2012, Broker Credit Suisse International (f)	1,492,702
	3	Receive a fixed rate of 5.78% and pay a floating rate based on 3-month LIBOR, expiring
		August 2010, Broker Deutsche Bank AG (f)	234,716
	9	Receive a fixed rate of 6.025% and pay a floating rate based on 3-month LIBOR,
		expiring June 2012, Broker Lehman Brothers Special Financing (f)	657,461
			5,622,761
Put Options	7	Pay a fixed rate of 5.39% and receive a floating rate based on 3-month LIBOR, expiring
Purchased		March 2012, Broker Lehman Brothers Special Financing (f)	404,719

BlackRock Income Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)
	Number of
	Contracts+	Options Purchased	Value
	12	Pay a fixed rate of 5.47% and receive a floating rate based 3-month LIBOR, expiring
		May 2012, Broker Bank of America NA (f)	$559,513
	32	Pay a fixed rate of 5.495% and received a floating rate based on 3-month LIBOR,
		expiring May 2012, Credit Suisse International (f)	1,957,025
	32	Pay a fixed rate of 5.725% and receive a floating rate based 3-month LIBOR, expiring
		May 2012, Lehman Brothers Special Financing (f)	1,294,359
	3	Pay a fixed rate of 5.78% and receive a floating rate based 3-month LIBOR, expiring
		August 2010, Broker Deutsche Bank AG (f)	66,237
	9	Pay a fixed rate of 6.025% and receive a floating rate based on 3-month LIBOR,
		expiring June 2012, broker Lehman Brothers Special Financing (f)	279,694
			4,561,547
		Total Options Purchased
		(Premiums Paid - $7,829,398) - 2.5%	10,184,308
		Total Investments Before TBA Sale Commitments, Short Sales and Options
		Written (Cost - $601,952,970*) - 147.9%	612,230,661
	Face
	Amount	TBA Sale Commitments (d)
		Fannie Mae Guaranteed Pass-Through Certificates:
	$(19,600,000)	5% due 6/01/2033-3/15/2038	(19,520,267)
	(31,600,000)	5.50% due 6/01/2021-2/15/2038	(32,023,851)
	(14,300,000)	6% due 10/01/2036-7/01/2037	(14,676,219)
		Total TBA Sale Commitments
		(Proceeds Received - $65,201,993) - (16.0%)	(66,220,337)
		Investments Sold Short
	(34,505,000)	U.S. Treasury Note, 4.75% due 5/31/2012	(37,370,537)
		Total Investments Sold Short
		(Proceeds Received - $34,289,344) - (9.0%)	(37,370,537)
	Number of
	Contracts	Options Written
Call Options Written	7	Pay a fixed rate of 5.115% and receive a floating rate based on 3-month LIBOR,
		expiring March 2008, Broker Lehman Brothers Special Financing (f)	(492,787)
	145	Pay a fixed rated of 4.80% and receive a floating rate based on 3-month USD LIBOR,
		expiring March 2011, Broker Goldman Sachs Capital Markets (f)	(5,482,412)
	96	Pay a fixed rated of 4.95% and receive a floating rate based on 3-month USD LIBOR,
		expiring March 2011, Broker JPMorgan Chase (f)	(2,356,800)
	6	Pay a fixed rated of 5.135% and receive a floating rate based on 3-month LIBOR,
		expiring April 2008, Broker Barclays Bank Plc (f)	(396,726)
	20	Pay a fixed rated of 5.4475% and receive a floating rate based on 3-month LIBOR,
		expiring May 2010, Broker Credit Suisse International (f)	(1,095,218)
	5	Pay a fixed rated of 5.485% and receive a floating rate based on expiring 3-month
		LIBOR, expiring October 2009, Broker JPMorgan Chase (f)	(380,111)
	70	Pay a fixed rated of 5.50% and receive a floating rate based on 3-month USD LIBOR,
		expiring March 2010, Broker UBS AG (f)	(2,919,000)
	39	Pay a fixed rated of 5.50% and receive a floating rate based on 3-month USD LIBOR,
		expiring September 2011, Broker Citibank NA (f)	(2,701,920)
	12	Pay a fixed rated of 5.67% and receive a floating rate based on 3-month LIBOR,
		expiring January 2010, Broker Citibank NA (f)	(1,002,379)
	19	Pay a fixed rated of 5.685% and receive a floating rate based on 3-month LIBOR,
		expiring May 2010, Broker Lehman Brothers Special Financing (f)	(2,275,963)
	64	Pay a fixed rated of 5.88% and receive a floating rate based on 3-month LIBOR,
		expiring June 2008, Broker Deutsche Bank AG (f)	(7,945,796)
	4	Receive a fixed rated of 5.46% and pay a floating rate based on 3-month LIBOR,
		expiring August 2008, Broker JPMorgan Chase (f)	(310,958)
	7	Euro dollar future expires March 2008 USD 94	(54,162)
			(27,414,232)
Put Options Written	4	Pay a fixed rated of 5.46% and receive a floating rate based on 3-month LIBOR,
		expiring August 2008, Broker JPMorgan Chase (f)	(21,899)

BlackRock Income Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in U.S. dollars)
Number of
Contracts	Options Written	Value
7	Receive a fixed rate of 5.115% and pay a floating rate based on 3-month LIBOR,
	expiring March 2008, Broker Lehman Brothers Special Financing (f)	$(10,775)
6	Receive a fixed rate of 5.135% and pay a floating rate based on 3-month LIBOR,
	expiring April 2008, Broker Barclays Bank Plc (f)	(11,389)
20	Receive a fixed rate of 5.4475% and pay a floating rate based on 3-month LIBOR,
	expiring May 2010, Broker Credit Suisse International (f)	(2,062,671)
5	Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR,
	expiring October 2009, Broker JPMorgan Chase (f)	(127,046)
12	Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR,
	expiring January 2010, Broker Citibank NA (f)	(263,537)
19	Receive a fixed rate of 5.685% and pay a floating rate based on 3-month LIBOR,
	expiring May 2010, Broker Lehman Brothers Special Financing (f)	(886,418)
		(3,383,735)
	Total Options Written (Premiums Received - $12,943,071) - (7.4%)	(30,797,967)
	Total Investments Net of TBA Sale Commitments, Short Sales and Options Written
	(Cost - $489,518,562) - 115.5%	477,841,820
	Liabilities in Excess of Other Assets - (15.5%)	(63,958,136)
	Net Assets - 100.0%	$413,883,684

*	The cost and unrealized appreciation and (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$601,952,970
Gross unrealized appreciation	$37,741,163
Gross unrealized depreciation	(27,463,472)
Net unrealized appreciation	$10,277,691
†	One contract represents a notional amount of $1,000,000.
††	Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of the prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.
(a)	Variable rate security.
(b)	Represents as zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(c)	Represents the interest only portion of an asset-backed or mortgage-backed security and has neither a nominal or notional amount of principal.
(d)	Represents or includes a "to-be-announced" transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(e)	Represents the principal only portion of a mortgage-backed security.
(f)	This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.
(g)	Separately Traded Registered Interest and Principal of Securities.
• Financial futures contract sold as of January 31, 2008 were as follows:
Number of				Unrealized
Contracts	Issue	Expiration Date	Face Value	Depreciation
1,520	2-Year U.S.
	Treasury Bond	March 2008	$319,395,549	$(4,696,951)
35	5-Year U.S.
	Treasury Bond	March 2008	$3,844,454	(110,546)
1,592	10-Year U.S.
	Treasury Bond	March 2008	$181,248,185	(4,568,065)
430	30-Year U.S.
	Treasury Bond	March 2008	$50,745,419	(558,956)
158	EuroDollar Futures	March 2008	$37,679,357	(673,168)
146	EuroDollar Futures	June 2008	$34,929,402	(661,747)
148	EuroDollar Futures	September 2008	$35,433,352	(661,998)
122	EuroDollar Futures	December 2008	$29,220,367	(497,308)
116	EuroDollar Futures	March 2009	$27,752,835	(454,015)
106	EuroDollar Futures	June 2009	$25,359,835	(362,390)

BlackRock Income Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
Number of				Unrealized
Contracts	Issue	Expiration Date	Face Value	Depreciation
114	EuroDollar Futures	September 2009	$27,236,635	$(378,440)
47	EuroDollar Futures	December 2009	$11,306,832	(59,531)
41	EuroDollar Futures	March 2010	$9,843,000	(56,962)
41	EuroDollar Futures	June 2010	$9,828,487	(55,587)
41	EuroDollar Futures	September 2010	$9,815,762	(53,963)
16	EuroDollar Futures	December 2010	$3,840,751	(5,649)
Total Unrealized Depreciation - Net				$(13,855,276)
• Swaps outstanding as of January 31, 2008 were as follows:
		Unrealized
	Notional	Appreciation
	Amount	(Depreciation)
Pay a fixed rate of 5.37625% and receive a floating rate based on 3-month USD LIBOR

Broker, Bank of America, NA
Expires July 2009	$187,370,000	$6,758,812

Receive a fixed rate of 5.38341% and pay a floating rate based on 3-month USD LIBOR

Broker, Credit Suisse First Boston
Expires July 2009	$200,000,000	7,153,827

Receive a fixed rate of 4.7775% and pay a floating rate based on 3-month USD LIBOR

Broker, Citibank, NA
Expires August 2009	$18,800,000	558,211

Receive a fixed rate of 4.034% and pay a floating rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires December 2009	$16,200,000	323,394

Receive a fixed rate of 4.10% and pay a floating rate based on 3-month USD LIBOR

Broker, Lehman Brothers Special Financing
Expires December 2009	$12,600,000	267,185

Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR

Broker, Barclays Bank, Plc
Expires December 2009	$5,600,000	113,402

Pay a fixed rate of 3.535% and receive a floating rate based on 3-month USD LIBOR

Broker, Lehman Brothers Special Financing
Expires January 2010	$29,300,000	(307,870)

Receive a fixed rate of 4.31996% and pay a floating rate based on 3-month USD LIBOR

Broker, UBS Warburg
Expires September 2010	$12,000,000	375,066

Receive a fixed rate of 4.95% and pay a floating rate based on 3-month USD LIBOR

Broker, UBS Warburg
Expires November 2011	$4,400,000	258,319

BlackRock Income Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in U.S. dollars)
		Unrealized
	Notional	Appreciation
	Amount	(Depreciation)
Receive a fixed rate of 5.025% and pay a floating rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires November 2011	$3,000,000	$184,374

Receive a fixed rate of 5.39256% and pay a floating rate based on 3-month LIBOR

Broker, Credit Suisse First Boston
Expires June 2012	$64,000,000	5,025,210

Pay a fixed rate of 4.88911% and receive a floating rate based on 3-month USD LIBOR

Broker, Goldman Sachs Capital Markets
Expires April 2014	$19,000,000	(1,384,175)

Pay a fixed rate of 4.39919% and receive a floating rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires October 2014	$12,500,000	(398,495)

Receive a fixed rate of 4.8834% and pay a floating rate based on 3-month USD LIBOR

Broker, UBS Warburg
Expires March 2015	$25,000,000	2,047,129

Pay a fixed rate of 4.925% and receive a floating rate based on 3-month USD LIBOR
Municipal Swap Index rate

Broker, Deutsche Bank AG London
Expires March 2015	$16,000,000	(971,490)

Pay a fixed rate of 4.50% and receive a floating rate based on 3-month USD LIBOR

Broker, JPMorgan Chase
Expires May 2015	$3,000,000	(103,273)

Receive a fixed rate of 4.442% and pay a floating rate based on 3-month USD LIBOR

Broker, Morgan Stanley Capital Services Inc.
Expires July 2015	$4,500,000	129,283

Receive a fixed rate of 5.94% and pay a floating rate based on 3-month USD LIBOR

Broker, UBS Warburg
Expires December 2015	$2,800,000	360,094

Receive a fixed rate of 4.87% and pay a floating rate based on 3-month LIBOR
Municipal Swap Index rate

Broker, Goldman Sachs Capital Markets
Expires January 2016	$5,500,000	313,616

Receive a fixed rate of 5.723% and pay a floating rate based on 3-month USD LIBOR

Broker, JPMorgan Chase
Expires July 2016	$5,400,000	621,621

BlackRock Income Trust, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in U.S. dollars)
		Unrealized
	Notional	Appreciation
	Amount	(Depreciation)
Receive a fixed rate of 5.295% and pay a floating rate based on 3-month USD LIBOR

Broker, UBS Warburg
Expires February 2017	$11,900,000	$1,022,104

Receive a fixed rate of 5.25% and pay a floating rate based on 3-month USD LIBOR

Broker, Goldman Sachs Capital Markets
Expires April 2017	$800,000	64,412

Pay a fixed rate of 5.74% and receive a floating rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires June 2017	$1,400,000	(166,279)

Pay a fixed rate of 5.5451% and receive a floating rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires June 2017	$1,800,000	(186,476)

Pay a fixed rate of 5.6825% and receive a floating rate based on 3-month LIBOR

Broker, Lehman Brothers Special Financing
Expires June 2017	$5,200,000	(591,050)

Pay a fixed rate of 5.85% and receive a floating rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires June 2017	$1,000,000	(127,404)

Receive a fixed rate of 5.505% and pay a floating rate based on 3-month USD LIBOR

Broker, Bank of America, NA
Expires August 2017	$165,647,000	17,004,927

Pay a fixed rate of 4.54% and receive a floating rate based on 3-month USD LIBOR

Broker, Morgan Stanley Capital Services Inc.
Expires December 2017	$7,700,000	(166,364)

Pay a fixed rate of 4.4575% and receive a floating rate based on 3-month USD LIBOR

Broker, Goldman Sachs Capital Markets
Expires January 2018	$2,600,000	(36,541)

Receive a fixed rate of 5.411% and pay a floating rate based on 3-month LIBOR

Broker, JPMorgan Chase
Expires August 2022	$9,565,000	854,489
Total		$38,996,058

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Income Trust, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: March 24, 2008